Loss Per Ordinary Share - Summary of Earnings Per Share (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Line Items]
Basic loss per ordinary share	$ (0.05)	$ (0.07)
Diluted loss per ordinary share	(0.05)	(0.07)
Ordinary Share
Earnings Per Share [Line Items]
Basic loss per ordinary share	(0.05)	(0.07)
Diluted loss per ordinary share	(0.05)	(0.07)
American Depositary Share
Earnings Per Share [Line Items]
Basic loss per ordinary share	(1.34)	(1.86)
Diluted loss per ordinary share	$ (1.34)	$ (1.86)